FINANCE RESULT	12 Months Ended
Dec. 31, 2022
FINANCE RESULT
FINANCE RESULT
21.  FINANCE RESULT

Accounting policy:

Financial income consists of interest income on invested funds, dividends, gains in the fair value of financial assets measured at fair value through profit or loss, gains on remeasurement of any pre-existing interest in an acquisition in a business combination, gains on hedging instruments recognized in the results, and reclassifications of net gains previously recognized in other comprehensive income. Using the effective interest rate method, interest income is recorded as it is recognized in the results. Dividend income is recognized in the results on the date that the Company's right to receive payment is established, which is typically the ex-dividend date for listed securities.

Financial expenses consist of interest expenses on borrowings, settlement of discount provisions and deferrals, losses on the disposal of available-for-sale financial assets, dividends on preferred shares categorized as liabilities, losses on the fair value of financial assets at fair value through profit or loss contingent consideration and loss, impairment losses recognized in financial assets (other than accounts receivable), and losses on hedging instruments that are recognized.

The effective interest rate method is used to account for borrowing costs that are not directly attributable to the acquisition, construction, or production of an eligible asset.

Foreign exchange gains and losses on financial assets and liabilities are reported net as financial income or financial expense, based on whether net foreign currency fluctuations result in a gain or loss.

The details of financial income and expenses are as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Cost of gross debt
Interest on debt	(4,464,754)	(3,162,853)	(2,148,322)
Monetary and exchange rate variation	549,682	(1,069,157)	(3,253,446)
Derivatives and fair value measurement	(4,203,149)	2,193,855	3,918,848
Amortization of borrowing costs	(244,344)	(341,034)	(58,732)
Guarantees and warranties	(41,505)	(52,082)	(56,079)
	(8,404,070)	(2,431,271)	(1,597,731)
Income from financial investment and exchange rate in cash and cash equivalents	1,788,477	600,894	369,690
Changes in fair value of investments in listed entities (i)	3,385,047	—	—
	5,173,524	600,894	369,690
Cost of debt, net	(3,230,546)	(1,830,377)	(1,228,041)

Other charges and monetary variations
Interest on other receivables	355,634	411,394	201,060
Monetary variation of other financial assets	(1,405)	(372)	—
Interest on other payables	(454,373)	(424,946)	(16,293)
Interest on lease	(374,177)	(407,972)	(595,482)
Interest on shareholders' equity	33,134	(8,288)	(4,959)
Interest on contingencies and contracts	(593,144)	(315,620)	(234,368)
Bank charges and other	(145,200)	(96,983)	(75,408)
Foreign exchange, net	(747,859)	115,607	(30,505)
	(1,927,390)	(727,180)	(755,955)
Finance results, net	(5,157,936)	(2,557,557)	(1,983,996)
Reconciliation
Finance expense	(4,706,535)	(2,527,506)	(4,727,561)
Finance income	5,777,521	1,258,441	407,710
Foreign exchange, net	260,746	(1,099,536)	(3,258,656)
Derivatives	(6,489,668)	(188,956)	5,594,511
Finance results, net	(5,157,936)	(2,557,557)	(1,983,996)

(i)           Changes in fair value recognized in profit or loss based on the market value of Vale's shares, as per Note 1.3.